Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
July 29, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Equity Funds (Invesco Equity Funds) CIK 0000105377 Invesco Diversified Dividend Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on July 18, 2011 (Accession Number: 0000950123-11-066271).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel